Management fees (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management Fees
Management fees	$ 18,405	$ 17,500	$ 11,321